ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
ACCRUED EXPENSES

25.	ACCRUED EXPENSES

(in thousands of $)	2015	2014
Vessel operating and drydocking expenses	5,003	13,443
Administrative expenses	11,460	6,054
Interest expense	36,870	11,627
	53,333	31,124

Vessel operating and drydocking expense related accruals are composed of vessel operating expenses including direct vessel operating costs associated with operating a vessel, such as crew wages, vessel supplies, routine repairs, maintenance, drydocking, lubricating oils, insurances and management fees for the provision of commercial and technical management services.

Administrative expense related accruals are composed of general overhead, including personnel costs, legal and professional fees, costs associated with project development, property costs and other general expenses.